Cover Page	Sep. 18, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2023
Entity Registrant Name	FRESH TRACKS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-21088
Entity Tax Identification Number	93-0948554
Entity Address, Address Line One	2000 Central Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	505-4755
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000819050
Amendment Flag	false
Current Fiscal Year End Date	--12-31